Nature of the business, Description (Details) $ in Thousands	Mar. 22, 2024 USD ($) Asset MW	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Nature of the business [Abstract]
Investments accounted for using equity method		$ 225,732	$ 230,307
UK Wind 1 and UK Wind 2 [Member]
Nature of the business [Abstract]
Percentage of interest acquired	100.00%
Number of wind assets acquired in United Kingdom | Asset	2
Gross capacity | MW	32
Investments accounted for using equity method	$ 66,000